RESTRUCTURING CHARGES (Tables)	12 Months Ended
Mar. 31, 2012
Changes of Accrued Restructuring Charges

The changes of the accrued restructuring charges for the year ended March 31, 2012 are as follows:

	Millions of Yen	Thousands of U.S. Dollars
	2012	2012
Beginning balance	¥885	$10,793
Restructuring charges	34,102	415,878
Cash payments	(31,585)	(385,183)

Ending balance	¥3,402	$41,488

Significant Restructuring Activities

The following table represents significant restructuring activities for the year ended March 31, 2012:

	Millions of Yen	Thousands of U.S. Dollars
	2012	2012
Imaging & Solutions	¥29,737	$362,646
Industrial Products	1,426	17,390
Other	357	4,354
Corporate	2,582	31,488

Total	¥34,102	$415,878